Strategic Investments and Fair Value of Financial Instruments	12 Months Ended
Sep. 30, 2011
Strategic Investments and Fair Value of Financial Instruments [Abstract]
Strategic Investments and Fair Value of Financial Instruments
Note D: Strategic Investments and Fair Value of Financial Instruments
At September 30, 2011, we owned 16,644,640 ordinary shares of Albemarle & Bond Holdings, PLC, representing almost 30% of its total outstanding shares. Our total cost for those shares was approximately $27.6 million. Albemarle & Bond is primarily engaged in pawnbroking, retail jewelry sales, check cashing and lending in the United Kingdom. We account for the investment using the equity method. Since Albemarle & Bond’s fiscal year ends three months prior to ours, we report the income from this investment on a three-month lag. Albemarle & Bond files semi-annual financial reports for its fiscal periods ending December 31 and June 30. The income reported for our fiscal year ended September 30, 2011 represents our percentage interest in the results of Albemarle & Bond’s operations from July 1, 2010 to June 30, 2011. In fiscal 2011, 2010 and 2009, we received dividends from Albemarle & Bond of $3.2 million, $2.3 million and $1.6 million. Albemarle & Bond’s accumulated undistributed after-tax earnings included in our consolidated retained earnings were $23.5 million at September 30, 2011.
Conversion of Albemarle & Bond’s financial statements into US Generally Accepted Accounting Principles (“GAAP”) resulted in no material differences from those reported by Albemarle & Bond following International Financial Reporting Standards (“IFRS”).
In its functional currency of British pounds, Albemarle & Bond’s total assets increased 19% from June 30, 2010 to June 30, 2011 and its net income improved 6% for the year ended June 30, 2011. Below is summarized financial information for Albemarle & Bond’s most recently reported results after translation to U.S. dollars (using the exchange rate as of June 30 of each year for balance sheet items and average exchange rates for the income statement items for the periods indicated):

	As of June 30,
	2011	2010
	(In thousands)
Current assets	$125,862	$97,476
Non-current assets	64,325	52,325

Total assets	$190,187	$149,801

Current liabilities	$18,620	$17,898
Non-current liabilities	57,016	42,078
Shareholders’ equity	114,551	89,825

Total liabilities and shareholders’ equity	$190,187	$149,801

	Years ended June 30,
	2011	2010	2009
	(In thousands)
Gross revenues	$162,002	$129,794	$89,712
Gross profit	97,197	84,850	68,572
Profit for the year (net income)	24,324	22,792	17,239
At September 30, 2011, the recorded balance of our investment in Albemarle & Bond, accounted for on the equity method, was $48.4 million. Because Albemarle & Bond publicly reports its financial results only semi-annually as of June 30 and December 31, the latest Albemarle & Bond figures available are as of June 30, 2011, at which point our equity in net assets of Albemarle & Bond was $34.4 million. The difference between the recorded balance and our equity in Albemarle & Bond’s net assets represents the $10.0 million of unamortized goodwill, plus the cumulative difference resulting from Albemarle & Bond’s earnings, dividend payments and translation gains and losses since the dates of investment.
At September 30, 2011, we owned 124,418,000 shares, or approximately 33% of the total ordinary shares of Cash Converters International Limited, which is a publicly traded company headquartered in Perth, Australia. We acquired the shares between November 2009 and May 2010 for approximately $57.8 million. Cash Converters franchises and operates a worldwide network of approximately 600 specialty financial services and retail stores that provide pawn loans, short-term unsecured loans and other consumer finance products, and buy and sell second-hand goods. Cash Converters has significant store concentrations in Australia and the United Kingdom.
We account for our investment in Cash Converters using the equity method. Since Cash Converters’ fiscal year ends three months prior to ours, we report the income from this investment on a three-month lag. Cash Converters files semi-annual financial reports for its fiscal periods ending December 31 and June 30. Due to the three-month lag, income reported for our fiscal year ended September 30, 2011 represents our percentage interest in the results of cash Converters’ operations from July 1, 2010 to June 30, 2011. Our results for the twelve-month period ended September 30, 2010 include our percentage interest in Cash Converters’ 237 days of earnings from November 6, 2009 to June 30, 2010. This amount was estimated through daily proration of Cash Converters’ reported results for the twelve months ended June 30, 2010. In fiscal 2011 and 2010, we received dividends from Cash Converters of $4.1 and $1.5 million. Cash Converters’ accumulated undistributed after-tax earnings included in our consolidated retained earnings were $7.3 million at September 30, 2011.
Conversion of Cash Converters’ financial statements into US GAAP resulted in no material differences from those reported by Cash Converters following IFRS.
In its functional currency of Australian dollars, Cash Converters’ total assets increased 18% from June 30, 2010 to June 30, 2011 and its net income improved 27% for the year ended June 30, 2011. Below is summarized financial information for Cash Converters’ most recently reported results after translation to U.S. dollars (using the exchange rate as of June 30 of each year for balance sheet items and average exchange rates for the income statement items for the periods indicated):

	As of June 30,
	2011	2010
	(In thousands)
Current assets	$119,633	$96,489
Non-current assets	126,811	72,408

Total assets	$246,444	$168,897

Current liabilities	$38,235	$19,179
Non-current liabilities	22,528	10,199
Shareholders’ equity	185,681	139,519

Total liabilities and shareholders’ equity	$246,444	$168,897

	Years Ended June 30,
	2011	2010
	(In thousands)
Gross revenues	$184,011	$111,218
Gross profit	138,997	84,296
Profit for the year (net income)	27,328	19,122
At September 30, 2011, the recorded balance of our investment in Cash Converters, accounted for on the equity method, was $72.0 million. Because Cash Converters publicly reports its financial results only semi-annually as of June 30 and December 31, the latest Cash Converters figures available are as of June 30, 2011, at which point our equity in net assets of Cash Converters was $60.8 million. The difference between the recorded balance and our equity in Cash Converters’ net assets represents the $15.0 million of unamortized goodwill, plus the cumulative difference resulting from Cash Converters’ earnings, dividend payments and translation gains and losses since the dates of investment.
The table below summarizes the recorded value and fair value of each of these strategic investments at the dates indicated. These fair values are considered level one estimates within the fair value hierarchy of FASB ASC 820-10-50, and were calculated as (a) the quoted stock price on each company’s principal market multiplied by (b) the number of shares we owned multiplied by (c) the applicable foreign currency exchange rate at the dates indicated. We included no control premium for owning a large percentage of outstanding shares.

	September 30,
	2011	2010
	(In thousands of U.S. dollars)
Albemarle & Bond:
Recorded value	$48,361	$43,127
Fair value	91,741	75,520

Cash Converters:
Recorded value	71,958	58,259
Fair value	53,600	70,005
In August 2011, legislation was proposed in Australia that would, among other things, limit the interest charged on certain consumer loans and prohibit loan extensions and refinancings. If this legislation is enacted in its currently proposed form, Cash Converters’ consumer loan business in Australia may be adversely affected, which could have the effect of decreasing Cash Converters’ revenues and earnings. Cash Converters has announced that it is considering a wide range of steps which it can implement to reduce the potential adverse impact if the proposed legislation is enacted and that it believes it may be able to substantially reduce the adverse effects. As of September 30, 2011, the fair value of our investment in Cash Converters (based on the market price of Cash Converters stock as of that date) was below our recorded value. In light of Cash Converters’ statements regarding its ability to mitigate the potential impact of the proposed legislation, we consider this loss in value to be temporary.
Included in “Other Assets, net” on our balance sheets are available for sale securities with a fair value of $5.4 million at September 30, 2011 and $4.9 million at September 30, 2010. This is considered to be a level one measurement of fair value as it is based on the ending market price for the securities at that date, as quoted on an active public securities exchange.